Income Taxes - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 01, 2023	Apr. 25, 2019
Statement [line items]
Tax rate due Period					Mar. 31, 2023
Effective tax rate	3.22%	2.28%	(0.68%)	(6.32%)	17.62%	12.59%
UK [member]
Statement [line items]
Corporate tax rate					19.00%
Bottom of range [member] | Luxembourg [member]]
Statement [line items]
Corporate tax rate								24.94%
Top of range [member] | Luxembourg [member]]
Statement [line items]
Corporate tax rate								26.01%
Top of range [member] | Changes in tax rates or tax laws enacted or announced [member] | UK [member]
Statement [line items]
Corporate tax rate							25.00%